Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$314,736,657.82	0.9928601	$294,782,805.02	0.9299142	$19,953,852.80
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$501,586,657.82	0.5220239	$481,632,805.02	0.5012570	$19,953,852.80

Weighted Avg. Coupon (WAC)	5.17%		5.18%
Weighted Avg. Remaining Maturity (WARM)	42.88		42.01
Pool Receivables Balance	$613,180,013.94		$588,389,968.02
Remaining Number of Receivables	50,079		49,222

Adjusted Pool Balance	$601,491,756.07		$577,305,267.83

III. COLLECTIONS

Principal:
Principal Collections	$23,647,061.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$655,996.33
Total Principal Collections	$24,303,057.51

Interest:
Interest Collections	$2,570,083.60
Late Fees & Other Charges	$43,203.69
Interest on Repurchase Principal	$-
Total Interest Collections	$2,613,287.29

Collection Account Interest	$3,347.57
Reserve Account Interest	$768.22
Servicer Advances	$-

Total Collections	$26,920,460.59

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$26,920,460.59
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$26,920,460.59
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$510,983.34		$510,983.34	$510,983.34
Collection Account Interest					$3,347.57
Late Fees & Other Charges					$43,203.69
Total due to Servicer					$557,534.60

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$393,420.82		$393,420.82
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$774,906.24		$774,906.24	$774,906.24

Available Funds Remaining:					$25,588,019.75

3. Principal Distribution Amount:					$19,953,852.80

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,953,852.80
Class A-4 Notes				$-
Class A Notes Total:		19,953,852.80		$19,953,852.80
Total Noteholders Principal				$19,953,852.80

4. Available Amounts Remaining to reserve account					5,634,166.95

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,634,166.95

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,688,257.87
Beginning Period Amount	$11,688,257.87
Current Period Amortization	$603,557.68
Ending Period Required Amount	$11,084,700.19
Ending Period Amount	$11,084,700.19
Next Distribution Date Required Amount	$10,500,692.63

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$5,634,166.95
Current Period Release to Depositor	$5,634,166.95
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$99,905,098.25	$95,672,462.81	$95,672,462.81
Overcollateralization as a % of Adjusted Pool		16.61%	16.57%	16.57%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	19
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.26%	48,367	97.91%	$576,072,523.90
30 - 60 Days	1.34%	660	1.61%	$9,453,369.55
61 - 90 Days	0.34%	169	0.42%	$2,481,894.03
91 + Days	0.05%	26	0.06%	$382,180.54
		49,222		$588,389,968.02
Total
Delinquent Receivables 61 + days past due	0.40%	195	0.49%	$2,864,074.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	168	0.41%	$2,505,132.91
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	168	0.39%	$2,504,709.45
Three-Month Average Delinquency Ratio	0.35%		0.43%

Repossession in Current Period		65		$1,014,440.86
Repossession Inventory		80		$805,273.00

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,142,984.74
Recoveries				$(655,996.33)
Net Charge-offs for Current Period				$486,988.41

Beginning Pool Balance for Current Period				$613,180,013.94

Net Loss Ratio				0.95%
Net Loss Ratio for 1st Preceding Collection Period				0.57%
Net Loss Ratio for 2nd Preceding Collection Period				0.60%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$7,932,902.56
Cumulative Net Losses as a % of Initial Pool Balance				0.72%

Principal Balance of Extensions				$2,441,349.68
Number of Extensions				151

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